UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2026

Item 1.

Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT | AS OF JULY 31, 2026
Fidelity® Municipal Bond Opportunities ETF Fidelity® Municipal Bond Opportunities ETF : FMUB Principal U.S. Listing Exchange : NASDAQ/NMS Global Market

This semi-annual shareholder report contains information about Fidelity® Municipal Bond Opportunities ETF for the period February 1, 2026 to July 31, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Municipal Bond Opportunities ETF	$ 15	0.30%
Key Fund Statistics
(as of July 31, 2026)

KEY FACTS
Fund Size	$243,673,728
Number of Holdings	596
Portfolio Turnover	16%
What did the Fund invest in?
(as of July 31, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	27.6
Health Care	19.7
Transportation	13.6
Housing	10.8
Education	9.0
Special Tax	5.9
Others(Individually Less Than 5%)	10.3
96.9

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 5.5
AA - 37.7
A - 28.9
BBB - 11.7
BB - 2.1
Not Rated - 11.0
Short-Term Investments and Net Other Assets (Liabilities) - 3.1

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
Texas	11.4
Alabama	10.6
Illinois	7.3
Florida	5.0
Pennsylvania	4.0

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917218.101    8349-TSRS-0926

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Municipal Bond Opportunities ETF

Semi-Annual Report
July 31, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Semi-Annual Report)
Fidelity® Municipal Bond Opportunities ETF
Schedule of Investments July 31, 2026 (Unaudited)
Showing Percentage of Net Assets
Municipal Securities - 96.9%
	Principal Amount (a)	Value ($)
Alabama - 10.6%
Education - 0.3%
Alabama St University Rev Series 2025, 5% 9/1/2028 (Assured Guaranty Inc Insured)	475,000	493,961
Homewood Ala Edl Bldg Auth Lease Rev (Samford University Proj.) Series 2024 A, 5.5% 10/1/2049	200,000	203,241
TOTAL EDUCATION		697,202
Electric Utilities - 0.3%
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) 3.15% tender 6/1/2034 (c)	560,000	558,565
Mobile AL Indl Dev Board Poll Cont Rev (Alabama Power & Light Proj.) Series 2007 A, 3.375% tender 6/1/2034 (c)	100,000	100,414
TOTAL ELECTRIC UTILITIES		658,979
General Obligations - 9.8%
Black Belt Energy Gas District (Pacific Life Insurance Co Proj.) Series 2025 F, 5% 12/1/2034	355,000	369,946
Black Belt Energy Gas District 5% 7/1/2033 (Goldman Sachs Group Inc/The Guaranteed)	225,000	232,681
Black Belt Energy Gas District 5% tender 12/1/2055 (BP PLC Guaranteed) (c)	1,025,000	1,059,922
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (c)	630,000	656,839
Black Belt Energy Gas District Series 2022 E, 5% tender 5/1/2053 (Canadian Imperial Bank of Commerce/New York NY Guaranteed) (c)	65,000	66,828
Black Belt Energy Gas District Series 2023 D 1, 5.5% tender 6/1/2049 (Goldman Sachs Group Inc/The Guaranteed) (c)	545,000	568,111
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	600,000	629,885
Black Belt Energy Gas District Series 2024A, 5.25% tender 5/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	100,000	102,222
Black Belt Energy Gas District Series 2025 B, 5% 10/1/2035 (Forethought Life Insurance Co Guaranteed)	360,000	361,391
Black Belt Energy Gas District Series 2025 F, 5% 12/1/2032 (Pacific Life Insurance Co Guaranteed)	265,000	276,634
Black Belt Energy Gas District Series 2026 A, 5% 12/1/2034 (PNC Financial Services Group Inc/The Guaranteed)	1,545,000	1,596,975
Black Belt Energy Gas District Series 2026 D, 5% 8/1/2033 (Massachusetts Mutual Life Insurance Co Guaranteed)	435,000	456,269
Black Belt Energy Gas District Series 2026 H 2 1, 5% 12/1/2031 (Goldman Sachs Group Inc/The Guaranteed)	620,000	644,617
Black Belt Energy Gas District Series 2026 H1, 5% 1/1/2034 (Goldman Sachs Group Inc/The Guaranteed)	700,000	724,437
Black Belt Energy Gas District Series 2026 I, 5% 10/1/2033 (Bank of Montreal/Chicago IL Guaranteed)	1,515,000	1,585,355
Black Belt Energy Gas District Series 2026 J, 5% 11/1/2036	1,675,000	1,728,313
Black Belt Energy Gas District Series 2026B, 5% 12/1/2034 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	380,000	398,974
Black Belt Energy Gas District Series 2026C, 5% 12/1/2035 (Bank of America Corp Guaranteed)	1,000,000	1,032,069
Black Belt Energy Gas District Series 2026G, 5% 6/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	2,285,000	2,384,658
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	95,000	97,723
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026 A1, 5% 4/1/2034 (Morgan Stanley Guaranteed) (f)	1,365,000	1,409,402
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2026B, 5% 11/1/2033 (Metropolitan Tower Global Funding Guaranteed)	1,000,000	1,046,449
Lower Ala Gas Dist Gas Proj Rev Series 2025 A, 5% 12/1/2033 (Equitable Financial Life Global Funding Guaranteed)	675,000	694,793
Southeast Energy Auth Commodity Supply Rev Ala Series 2022 B 1, 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	810,000	832,246
Southeast Energy Auth Coop Dist Ala Commodity Supply Rev Series 2023 B, 5% tender 1/1/2054 (Liquidity Facility Royal Bank of Canada), (Royal Bank of Canada Guaranteed) (c)	380,000	397,895
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	310,000	316,014
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (c)	1,435,000	1,498,757
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (c)	200,000	210,718
Southeast Energy Authority A Cooperative District Series 2025D, 5% 9/1/2035 (New York Life Insurance Co Guaranteed)	650,000	688,503
Southeast Energy Authority A Cooperative District Series 2025E, 5% 10/1/2030 (JPMorgan Securities LLC Guaranteed)	1,770,000	1,876,166
TOTAL GENERAL OBLIGATIONS		23,944,792
Water & Sewer - 0.2%
Jefferson Cnty AL Swr Rev 5% 10/1/2038	500,000	529,585
TOTAL ALABAMA		25,830,558
Arizona - 0.7%
Education - 0.0%
Phoenix AZ Indl Dev Auth Student Hsg Rev (Downtown Phoenix Stud Hsg II LLC Proj.) 5% 7/1/2031	75,000	76,889
General Obligations - 0.2%
Industrial Development Authority of the City of Phoenix Arizona/The (Guam Govt Proj.) Series 2014, 5.375% 2/1/2041	100,000	90,979
Industrial Development Authority of the City of Phoenix Arizona/The Series 2014, 5.125% 2/1/2034 (Guam Govt Guaranteed)	100,000	95,579
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2037 (Citigroup Inc Guaranteed)	260,000	265,744
TOTAL GENERAL OBLIGATIONS		452,302
Health Care - 0.1%
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2033 (f)	175,000	190,102
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) 5% 1/1/2036 (f)	155,000	169,829
TOTAL HEALTH CARE		359,931
Housing - 0.3%
Arizona St Indl Dev Auth Multifamily Hsg Rev 2.76% tender 7/1/2047 (c)	184,000	181,257
Maricopa Cnty AZ Ida Mfh Auth Series 2025, 2.81% tender 5/1/2048 (c)	375,000	369,575
TOTAL HOUSING		550,832
Industrial Development - 0.1%
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2005, 3.8% tender 12/1/2035 (c)	125,000	126,134
Chandler AZ Indl Deve Auth Idr (Intel Corp Proj.) Series 2007, 4.1% tender 12/1/2037 (b)(c)	55,000	55,609
TOTAL INDUSTRIAL DEVELOPMENT		181,743
TOTAL ARIZONA		1,621,697
Arkansas - 0.5%
General Obligations - 0.5%
Nettleton Ark Spl Sch Dist Craighead Cnty 2% 12/1/2039	280,000	198,246
Pea Ridge Ark Sch Dist No 109 2% 2/1/2035	205,000	168,840
Pea Ridge Ark Sch Dist No 109 2% 2/1/2039	220,000	160,336
Pea Ridge Ark Sch Dist No 109 2% 2/1/2043	1,115,000	710,281
TOTAL GENERAL OBLIGATIONS		1,237,703
Health Care - 0.0%
Arkansas St Dev Fin Auth Hosp Rev (Washington Regl Med Center Proj.) Series 2024, 5% 2/1/2029	20,000	20,514
TOTAL ARKANSAS		1,258,217
California - 3.3%
Education - 0.0%
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.5% 6/1/2034	50,000	46,631
California Mun Fin Auth Rev (University of LA Verne Proj.) Series A, 3.75% 6/1/2037	40,000	36,847
TOTAL EDUCATION		83,478
General Obligations - 1.4%
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (c)	140,000	142,858
California Community Choice Financing Authority Series 2025C, 5% 4/1/2029 (American General Life Insurance Co Guaranteed)	500,000	513,508
California Community Choice Financing Authority Series 2025D, 5% tender 10/1/2055 (Forethought Life Insurance Co Guaranteed) (c)	605,000	611,553
California Community Choice Financing Authority Series 2026D, 5% 2/1/2031 (Canadian Imperial Bank of Commerce/New York NY Guaranteed)	1,000,000	1,047,554
California Community Choice Financing Authority Series 2026E, 5% 7/1/2035 (Alphabet Inc Guaranteed)	485,000	523,990
Elk Grove Calif Uni Sch Dist Ctfs Partn (Elk Grove CA Uni Sch Dist Proj.) 3% 2/1/2034 (Build America Mutual Assurance Co Insured)	50,000	46,541
Los Angeles Unified School District/CA Series 2016B, 2% 7/1/2029	10,000	9,579
Los Angeles Unified School District/CA Series 2020 C, 3% 7/1/2035	5,000	4,706
Poway CA Unified Sch Dist 0% 8/1/2038 (g)	60,000	38,031
San Diego CA Uni Sch Dist 0% 7/1/2031 (g)	10,000	8,585
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. Series 2018, 5% 9/1/2038	5,000	5,264
State of California Gen. Oblig. 4% 11/1/2037	50,000	50,765
State of California Gen. Oblig. Series CU, 4.75% 12/1/2042	250,000	261,488
TOTAL GENERAL OBLIGATIONS		3,264,422
Housing - 0.6%
California Hsg Fin Agy Mun Ctfs (Lihtc 2021-1 CA Proj.) Series 1 Class A, 3.5% 11/20/2035	549,296	523,628
California Hsg Fin Agy Mun Ctfs (Lihtc 2023-1 CA Proj.) Series 1 Class A, 4.375% 9/20/2036	96,801	96,379
California Mun Fin Auth Multifamily Hsg Rev Series 2026 A, 3.25% tender 6/1/2056 (c)	268,000	266,297
California Mun Fin Auth Mun Ctfs (Lihtc 2026-1 CA 1st Loss Proj.) Series 1 Class B, 4.34% 12/20/2043 (c)(d)	500,000	499,240
TOTAL HOUSING		1,385,544
Other - 0.0%
California Infrastructure & Economic Development Bank (Los Angeles County Museum Of Art Proj.) 1.2% tender 12/1/2050 (c)	15,000	14,310
Resource Recovery - 0.2%
California Mun Fin Auth Solid Waste Disp Rev (Republic Services Inc Proj.) Series 2023A, 4.375% tender 9/1/2053 (b)(c)	500,000	517,100
Tobacco Bonds - 0.0%
Golden State Tobacco Securitization Corp. Tobacco Settlement Series 2021 B 2, 0% 6/1/2066 (g)	500,000	46,737
Transportation - 0.9%
Alameda Corridor CA Tran Auth Rev Series 2024A, 0% 10/1/2052 (Assured Guaranty Inc Insured) (g)	100,000	28,623
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (b)	40,000	41,231
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2033 (b)	15,000	15,311
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2035 (b)	10,000	10,353
Los Angeles CA Dept Arpts Rev Series 2022 H, 5.5% 5/15/2036 (b)	715,000	776,523
Sacramento Cnty CA Arpt Sys Rv Series 2025D, 5.25% 7/1/2044 (Assured Guaranty Inc Insured) (b)	500,000	532,629
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2025 B, 5.25% 7/1/2039 (b)	350,000	381,530
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.5% 5/1/2037 (b)	250,000	275,234
San Francisco CA City & County Airports Commission International Airport Revenue Series 2024 A, 5.25% 5/1/2049 (b)	100,000	103,507
TOTAL TRANSPORTATION		2,164,941
Water & Sewer - 0.2%
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev 5% 1/1/2030	500,000	525,818
TOTAL CALIFORNIA		8,002,350
Colorado - 2.5%
Health Care - 1.2%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2026A, 5% 11/15/2029 (f)	1,000,000	1,050,528
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2027	245,000	246,978
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2028	465,000	477,337
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2029	490,000	510,447
Colorado Health Facilities Authority (Christian Living Neighborhood Proj.) Series 2026, 5% 1/1/2030	440,000	464,011
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 2, 5% 8/1/2037	50,000	51,390
TOTAL HEALTH CARE		2,800,691
Housing - 0.0%
Colorado Hsg & Fin Auth Series 2026E, 6.5% 11/1/2055	100,000	111,618
Special Tax - 0.8%
Independence Metropolitan District No 3 Series 2024 A, 5.375% 12/1/2054	500,000	492,760
Jefferson Ctr Met Dist No 2 Colo Spl Rev Series 2026A, 5.75% 12/1/2046 (d)	1,000,000	996,275
Village Met Dist Colo Series 2025A, 5.75% 12/1/2055	500,000	503,798
TOTAL SPECIAL TAX		1,992,833
Transportation - 0.5%
Denver CO City & Cnty Arpt Series 2018 A, 4% 12/1/2043 (b)	210,000	192,499
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2027 (b)	90,000	92,478
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (b)	780,000	847,733
TOTAL TRANSPORTATION		1,132,710
TOTAL COLORADO		6,037,852
Connecticut - 1.5%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Trinity College,Ct Proj.) 5% 6/1/2040	30,000	31,069
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2010A 3, 2.95% tender 7/1/2049 (c)	45,000	45,053
TOTAL EDUCATION		76,122
General Obligations - 0.2%
Connecticut St Gen. Oblig. Series 2021 A, 3% 1/15/2036	20,000	18,432
New Haven CT Gen. Oblig. Series 2024, 5% 8/1/2032 (Assured Guaranty Inc Insured)	80,000	87,164
Stamford CT Gen. Oblig. Series 2016, 4% 8/1/2026	5,000	5,000
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2038 (Build America Mutual Assurance Co Insured)	100,000	107,353
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2039 (Build America Mutual Assurance Co Insured)	100,000	106,638
West Haven CT Gen. Oblig. Series 2024, 5% 2/15/2040 (Build America Mutual Assurance Co Insured)	100,000	105,826
TOTAL GENERAL OBLIGATIONS		430,413
Health Care - 0.7%
Connecticut St Health & Edl Facs Auth Revenue (Fairview Retirement Cmty Proj.) Series 2026A, 6.375% 12/15/2061	1,125,000	1,133,429
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 4% 7/1/2036	5,000	5,023
Connecticut St Health & Edl Facs Auth Revenue (Hartford HealthCare Corp Proj.) 5% 7/1/2032	5,000	5,262
Connecticut St Health & Edl Facs Auth Revenue (Nuvance Health Proj.) Series 2019 A, 4% 7/1/2034	375,000	371,642
TOTAL HEALTH CARE		1,515,356
Housing - 0.1%
Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog (CT Hsg Mortgage Proj.) Series 2023 A, 5.25% 11/15/2053	205,000	215,472
Special Tax - 0.5%
Connecticut St Spl Tax Oblig Series 2024A 2, 5% 7/1/2032	1,025,000	1,127,568
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2021, 4% 4/1/2051 (d)	100,000	78,584
Steelpoint Harbor CT Infrastructure Impt Dist Spl Oblig Rev Series 2024, 5.625% 4/1/2044 (d)	100,000	103,207
TOTAL SPECIAL TAX		1,309,359
TOTAL CONNECTICUT		3,546,722
District Of Columbia - 0.2%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2033	40,000	40,400
General Obligations - 0.1%
District Columbia Gen. Oblig. Series 2016 A, 3% 6/1/2041	145,000	121,960
Health Care - 0.1%
District Columbia Hosp Rev (Childrens National Med Ctr, DC Proj.) Series 2015, 4% 7/15/2040	270,000	255,384
TOTAL DISTRICT OF COLUMBIA		417,744
District Of Columbia,Virginia - 0.6%
Transportation - 0.6%
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2040 (b)	175,000	164,322
Metropolitan Wash DC Arpts Ath Series 2021 A, 5% 10/1/2026 (b)	200,000	200,670
Metropolitan Wash DC Arpts Ath Series 2025A, 5% 10/1/2029 (b)	1,000,000	1,053,083
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		1,418,075
Florida - 5.0%
Education - 0.2%
Florida Dev Fin Corp Student Hsg Rev (The Henry Stud Hsg Proj.) Series 2024A 1, 5.25% 6/1/2059 (d)	100,000	94,843
Florida Higher Edl Facs Fing Auth Rev (FL Institute of Technology Proj.) Series 2019, 5% 10/1/2034	30,000	30,592
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2016 A, 3% 12/1/2046	40,000	29,577
Florida Higher Edl Facs Fing Auth Rev (Rollins College, FL Proj.) Series 2020 A, 3% 12/1/2048	465,000	337,646
TOTAL EDUCATION		492,658
Electric Utilities - 0.0%
Florida St Mun Pwr Agy Rev Series 2021 A, 3% 10/1/2032	100,000	94,572
General Obligations - 0.2%
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2043	460,000	442,496
Health Care - 2.4%
Halifax Hosp Med Ctr FL Hosp Series 2016, 3.75% 6/1/2041	215,000	189,202
Hillsborough Cnty Fla Indl Dev (Tampa General Hospital, FL Proj.) Series 2020A, 3.5% 8/1/2055	235,000	176,572
Lee Cnty FL Ida Hlth Care Rev (Cypress Cove At Hlthprk FL Inc Proj.) Series 2026, 5.75% 10/1/2050 (d)	1,745,000	1,760,388
Lee Cnty FL Ida Hlth Care Rev (Cypress Cove At Hlthprk FL Inc Proj.) Series 2026, 6% 10/1/2061 (d)	750,000	758,208
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2023C, 7.625% 5/15/2058	50,000	55,210
Palm Beach Cnty FL Health Facs (Lifespace Proj.) Series 2026 B, 5.125% 5/15/2046	1,100,000	1,100,332
Palm Beach Cnty Fla Health Facs Auth Hosp Rev (Baptist Health Sys of So FL Proj.) Series 2019, 3% 8/15/2044	250,000	196,598
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys Of So Fl Proj.) Series 2025B, 5% tender 8/15/2065 (c)	1,000,000	1,060,340
Tallahassee FL Health Facs Rev (Tallahassee Mem Hlthcare FL Proj.) Series 2015A, 4% 12/1/2035	500,000	471,116
TOTAL HEALTH CARE		5,767,966
Housing - 0.2%
Florida Housing Finance Corp (FL Homeownership Mortgage Proj.) Series 2025 5, 6.25% 7/1/2056	500,000	547,939
Resource Recovery - 0.2%
Florida Dev Fin Corp Solid Waste Disp Rev (Waste Management Inc Del Proj.) Series 2025A, 3.4% tender 9/1/2050 (b)(c)	500,000	500,578
Special Tax - 0.3%
Seminole County School District Sales Tax Revenue Series 2025, 5% 10/1/2032 (Assured Guaranty Inc Insured)	750,000	825,735
Transportation - 1.5%
Florida St Mid Bay Bridge Auth Series 2025, 5% 10/1/2030 (Assured Guaranty Inc Insured)	930,000	990,947
Jacksonville FL Aviation Auth Series 2026, 5% 10/1/2031 (b)	1,000,000	1,068,397
Jacksonville FL Aviation Auth Series 2026, 5.25% 10/1/2046 (b)	630,000	660,180
Jacksonville FL Aviation Auth Series 2026, 5.5% 10/1/2050 (b)	345,000	361,630
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2017, 3% 7/1/2034 (Build America Mutual Assurance Co Insured)	395,000	369,597
TOTAL TRANSPORTATION		3,450,751
Water & Sewer - 0.0%
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2028	50,000	52,487
JEA FL Wtr & Swr Sys Rev Series 2024A, 5% 10/1/2030	50,000	54,126
TOTAL WATER & SEWER		106,613
TOTAL FLORIDA		12,229,308
Georgia - 3.7%
Education - 0.3%
Cobb Cnty GA Dev Auth Student Hsg Rev (Ksu-Bixby Stud Hsg Proj.) Series 2026C, 5.5% 6/15/2057	700,000	696,366
Electric Utilities - 0.1%
Burke Cnty GA Dev Auth Pcr (Georgia Power Co Proj.) Series FOURTH 1995, 3% tender 10/1/2032 (c)	215,000	214,004
Burke Cnty GA Dev Auth Pcr (Oglethorpe Pwr Corp Proj.) Series 2017 E, 3.6% tender 11/1/2045 (c)	105,000	105,644
TOTAL ELECTRIC UTILITIES		319,648
General Obligations - 2.4%
Main Street Energy Inc Series 2026A, 5% 10/1/2033 (Bank of Nova Scotia/The Guaranteed)	1,415,000	1,481,601
Main Street Energy Inc Series 2026C, 5% 9/1/2036 (Citigroup Inc Guaranteed)	1,000,000	1,032,840
Main Street Natural Gas Inc 5% tender 6/1/2053 (Citigroup Inc Guaranteed) (c)	200,000	206,808
Main Street Natural Gas Inc 5% tender 6/1/2055 (Toronto Dominion Bank Guaranteed) (c)	500,000	530,554
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (c)	200,000	200,814
Main Street Natural Gas Inc Series 2023B, 5% tender 7/1/2053 (Royal Bank of Canada Guaranteed) (c)	250,000	261,488
Main Street Natural Gas Inc Series 2023C, 5% tender 9/1/2053 (Royal Bank of Canada Guaranteed) (c)	55,000	57,762
Main Street Natural Gas Inc Series 2024D, 5% tender 4/1/2054 (Toronto Dominion Bank Guaranteed) (c)	45,000	47,281
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (c)	2,000,000	2,084,266
TOTAL GENERAL OBLIGATIONS		5,903,414
Health Care - 0.2%
Fulton Cnty GA Dev Auth Rev (Piedmont Hosp Og Proj.) Series 2019 A, 3% 7/1/2044	440,000	346,723
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	105,000	87,995
TOTAL HEALTH CARE		434,718
Industrial Development - 0.2%
Savannah Georgia Convention Center Authority (Savannah Convention Hotel Proj.) Series 2025B, 6% 6/1/2050 (d)	535,000	525,506
Other - 0.5%
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2028	325,000	336,183
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2029	375,000	392,182
Fayette Cnty GA Dev Auth Rev (United States Soccer Fed Proj.) Series 2024, 5% 10/1/2030	400,000	422,260
TOTAL OTHER		1,150,625
TOTAL GEORGIA		9,030,277
Hawaii - 0.4%
General Obligations - 0.0%
Honolulu HI City & Cnty Gen. Oblig. Series 2020F, 5% 7/1/2034	5,000	5,324
Transportation - 0.2%
Hawaii St Arpts Sys Rev 5% 7/1/2042 (b)	500,000	526,341
Water & Sewer - 0.2%
Honolulu HI Cty & Cnty Wastewtr Sys Rev Series B, 5% 7/1/2027	500,000	500,856
TOTAL HAWAII		1,032,521
Illinois - 7.3%
Education - 0.6%
Illinois Fin Auth Rev (Depaul Univ, IL Proj.) Series 2016 A, 3% 10/1/2037	155,000	130,692
Illinois Finance Authority (Board of Trustees of the University of Illinois/The Proj.) Series 2019A, 5% 10/1/2038	350,000	360,838
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2037	100,000	93,061
Illinois Finance Authority Rev (Bradley University Proj.) Series 2026, 5.25% 8/1/2045	1,000,000	1,010,214
TOTAL EDUCATION		1,594,805
General Obligations - 2.4%
Chicago IL Brd Ed Series 2025 A, 6.25% 12/1/2050	1,000,000	1,040,012
Chicago IL Brd Ed Series 2025 B, 5.25% 12/1/2031	650,000	667,374
Chicago IL Brd Ed Series D, 5% 12/1/2031	100,000	100,431
Chicago IL Gen. Oblig. Series 2017, 6% 1/1/2038	10,000	10,043
Chicago IL Gen. Oblig. Series 2024 B, 5% 1/1/2041	500,000	488,500
Chicago IL Gen. Oblig. Series 2025E, 6% 1/1/2045	500,000	526,568
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	25,000	25,605
Illinois St Gen. Oblig. Series 2022A, 5% 3/1/2036	40,000	42,368
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2029	500,000	499,997
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	120,000	127,221
Illinois St Gen. Oblig. Series MAY 2023 B, 5% 5/1/2037	500,000	527,308
Illinois St Gen. Oblig. Series MAY 2023 B, 5.25% 5/1/2038	320,000	339,893
Illinois St Gen. Oblig. Series MAY 2023D, 4% 7/1/2037	310,000	301,060
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2035	50,000	54,231
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	50,000	53,548
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2042	75,000	79,286
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	25,000	25,514
Schaumburg IL Gen. Oblig. Series 2023, 4% 12/1/2030	100,000	103,028
Southwestern IL Dev Auth Rev (St Clair Cnty SD 105 Pontiac Proj.) 6% 12/1/2043 (Build America Mutual Assurance Co Insured)	700,000	794,840
TOTAL GENERAL OBLIGATIONS		5,806,827
Health Care - 1.2%
Illinois Fin Auth Health Svcs Fac Lease Rev (University of Illinois Hospital And Health Sciences System Proj.) Series 2020, 4% 10/1/2055	1,500,000	1,221,005
Illinois Fin Auth Rev (Memorial Health Sys Ill Rev Proj.) Series 2019, 5% 4/1/2035	15,000	15,411
Illinois Fin Auth Rev (Osf Healthcare System Proj.) 3.125% 5/15/2037	35,000	30,567
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	310,000	261,017
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 4% 5/15/2035	10,000	9,721
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	650,000	532,778
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 4% 8/15/2041	15,000	14,077
Illinois Fin Auth Rev (University of Chicago Hosps,Il Proj.) Series B, 5% 8/15/2035	10,000	10,063
Illinois Finance Authority Rev (Endeavor Health Proj.) Series 2020A, 3.25% 8/15/2049	500,000	383,127
Illinois Finance Authority Rev (University Of Chicago Hosps,Il Proj.) Series 2025A 1, 5% tender 8/15/2054 (c)	400,000	428,412
TOTAL HEALTH CARE		2,906,178
Housing - 0.1%
Illinois Housing Dev Auth Series 2019 D, 2.7% 10/1/2034 (IL Hsg Revenue Bonds 3/1/2016 Guaranteed)	115,000	101,542
Illinois Housing Development Authority Series 2026C, 6.5% 10/1/2056	80,000	90,544
TOTAL HOUSING		192,086
Special Tax - 0.6%
Chicago IL Brd Ed Series 2022 B, 4% 12/1/2041	100,000	85,841
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2033	115,000	106,611
Illinois St Sales Tax Rev Series SEPTEMBER 2016 A, 3% 6/15/2034	220,000	199,740
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2033 (National Public Finance Guarantee Corporation Insured) (g)	20,000	15,063
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (g)	15,000	8,735
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2041 (g)	300,000	148,777
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2046 (Assured Guaranty Inc Insured) (g)	100,000	39,061
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 5% 12/15/2028	300,000	306,832
Sales Tax Securitization Corp 3% 1/1/2027	264,000	264,165
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2037	300,000	323,173
TOTAL SPECIAL TAX		1,497,998
Transportation - 1.6%
Chicago IL Midway Arpt Rev Series 2023A, 5.5% 1/1/2036 (Build America Mutual Assurance Co Insured) (b)	490,000	537,762
Chicago IL Midway Arpt Rev Series 2025 A, 5% 1/1/2030 (b)	1,000,000	1,050,027
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 4% 1/1/2044	865,000	807,404
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (b)	630,000	570,625
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5% 1/1/2036 (b)	20,000	21,452
Chicago IL O'Hare Intl Arpt Rev Series 2024 A, 5.25% 1/1/2041 (b)	50,000	52,411
Chicago IL O'Hare Intl Arpt Rev Series 2024C, 5.25% 1/1/2042 (b)	130,000	136,926
Illinois Finance Authority (Centerpoint Term Rr Proj.) Series 2012, 4.8% tender 12/1/2043 (b)(c)(d)	500,000	507,538
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	20,000	20,627
TOTAL TRANSPORTATION		3,704,772
Water & Sewer - 0.8%
Chicago IL Wtr Rev 5% 11/1/2035	475,000	512,503
Illinois Fin Auth Rev (IL Wtr State Rev Fund Proj.) Series 2019, 5.25% 7/1/2035	1,475,000	1,553,217
TOTAL WATER & SEWER		2,065,720
TOTAL ILLINOIS		17,768,386
Indiana - 1.9%
Education - 1.2%
Indiana Fin Auth Edl Facs Rev (Butler University Proj.) Series 2021, 4% 2/1/2030	10,000	10,173
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2030	500,000	524,094
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2022A, 5% 7/1/2031	500,000	526,828
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2027	150,000	152,733
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2028	160,000	165,273
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2029	170,000	177,276
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2030	175,000	183,778
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2031	140,000	147,709
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2032	195,000	205,889
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2033	205,000	217,929
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2034	215,000	228,399
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2035	225,000	238,838
Indiana Fin Auth Edl Facs Rev (Depauw University Proj.) Series 2026, 5% 10/1/2036	215,000	226,195
TOTAL EDUCATION		3,005,114
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2025D 3, 5% tender 10/1/2059 (c)	145,000	157,602
Indiana Fin Auth Hosp Rev (Goshen Health System Proj.) Series 2019 A, 4% 11/1/2043	400,000	341,387
TOTAL HEALTH CARE		498,989
Housing - 0.3%
Indiana St Hsg & Cmnty Dev Single Fam Hsg Rev Series 2026B 1, 6% 7/1/2032	580,000	661,054
Industrial Development - 0.2%
Whiting Ind Environmental Facs (Bp Products North America Inc Proj.) Series 2019A, 4% tender 12/1/2044 (BP PLC Guaranteed) (b)(c)	490,000	489,115
TOTAL INDIANA		4,654,272
Iowa - 1.4%
Education - 0.4%
Iowa Higher Ed Ln Auth Rev (Dubuque University IA Proj.) Series 2025, 5% 10/1/2045	375,000	364,256
Iowa Student Ln Liquidity Corp (Iowa Student Ln 10/1/19 Proj.) 5% 12/1/2033 (b)	670,000	706,350
TOTAL EDUCATION		1,070,606
General Obligations - 0.7%
Ames Iowa 2% 6/1/2031	900,000	809,154
City of Des Moines IA Gen. Oblig. Series 2020 A, 2% 6/1/2031	10,000	9,043
Pefa Inc Iowa Gas Proj Rev Series 2026A, 5% 4/1/2035 (MassMutual Global Funding II Guaranteed)	650,000	681,481
TOTAL GENERAL OBLIGATIONS		1,499,678
Health Care - 0.2%
Iowa Fin Auth Rev (Lifespace Proj.) Series 2026 A, 4% 5/15/2031	550,000	548,184
Housing - 0.1%
Iowa Fin Auth Single Family Mtg Rev (IA Single Family Mortgage Proj.) Series 2023 A, 5.25% 7/1/2053	185,000	192,431
TOTAL IOWA		3,310,899
Kansas - 1.6%
General Obligations - 0.2%
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2037 (Build America Mutual Assurance Co Insured)	125,000	138,135
Olathe KS Unified School District No 233 Series 2026 A, 5% 9/1/2042 (Build America Mutual Assurance Co Insured)	285,000	305,309
TOTAL GENERAL OBLIGATIONS		443,444
Health Care - 1.1%
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5% 3/1/2028	1,000,000	1,032,956
University Kansas Hosp Auth Hlth Fac Rev (University of Kansas Hospital Authority Proj.) 5.5% 3/1/2054	1,500,000	1,590,048
TOTAL HEALTH CARE		2,623,004
Special Tax - 0.3%
Garden City KS Sales Tax Rev Series 2025, 4% 6/1/2029 (d)	475,000	476,076
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 3.2% 9/1/2026 (d)	110,000	109,927
Wichita Kans Sales Tax Spl Oblig Rev Series 2026A, 4.125% 9/1/2033 (d)	250,000	247,420
TOTAL SPECIAL TAX		833,423
TOTAL KANSAS		3,899,871
Kentucky - 3.0%
Electric Utilities - 0.0%
Trimble Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) 4.7% tender 6/1/2054 (b)(c)	100,000	100,309
General Obligations - 0.4%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev 5% tender 5/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (c)	80,000	82,890
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 2/1/2029 (Morgan Stanley Guaranteed)	400,000	412,978
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2024 A1, 5% 8/1/2028 (Morgan Stanley Guaranteed)	490,000	503,335
TOTAL GENERAL OBLIGATIONS		999,203
Health Care - 2.1%
Ashland KY Med Ctr Rev (Royal Blue Health Proj.) 4% 2/1/2033	200,000	197,122
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) 5% tender 10/1/2047 (c)	350,000	351,242
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2020A, 3% 10/1/2043	90,000	71,159
Louisville & Jefferson Cnty KY Metro Govt Health Sys Rev (Norton Healthcare Inc Proj.) Series 2026A, 5% 10/1/2033	4,000,000	4,339,154
TOTAL HEALTH CARE		4,958,677
Housing - 0.5%
Kentucky Hsg Corp Sf Mtg Rev (KY Single Fam Mtg 10/1/23 Proj.) Series 2026C, 6.25% 7/1/2056	1,000,000	1,120,014
Special Tax - 0.0%
Louisville & Jefferson Cnty Visitors & Conv Comm Rev Series 2016, 3.125% 6/1/2046 (Assured Guaranty Inc Insured)	20,000	15,434
TOTAL KENTUCKY		7,193,637
Louisiana - 2.3%
General Obligations - 1.5%
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2028	760,000	787,572
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2032	740,000	788,652
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2034	950,000	1,021,686
New Orleans LA Gen. Oblig. Series 2026A, 5% 12/1/2035	940,000	1,010,942
TOTAL GENERAL OBLIGATIONS		3,608,852
Health Care - 0.2%
Louisiana Pub Fac Auth Hsp Rev (Franciscan Missionaries Proj.) Series 2017 A, 3.75% 7/1/2047	25,000	21,123
Louisiana Pub Fac Auth Hsp Rev (Louisiana Childrens Hospital Proj.) Series 2020 A, 3% 6/1/2050 (Assured Guaranty Inc Insured)	65,000	45,397
St Tammany Parish Hospital Service District No 1 Series 2026A, 5% tender 7/1/2056 (c)	500,000	545,662
TOTAL HEALTH CARE		612,182
Industrial Development - 0.3%
St John Baptist Parish LA Rev (Conocophillips Inc Proj.) Series SUB 2017D, 3% tender 6/1/2037 (c)	640,000	635,631
Transportation - 0.3%
New Orleans LA Aviation Board 5% 1/1/2032 (b)	85,000	85,445
New Orleans LA Aviation Board 5% 1/1/2034 (b)	175,000	175,807
New Orleans LA Aviation Board 5% 1/1/2038 (b)	60,000	60,171
New Orleans LA Aviation Board 5.25% 1/1/2041 (b)	405,000	423,231
TOTAL TRANSPORTATION		744,654
TOTAL LOUISIANA		5,601,319
Maryland - 0.4%
Education - 0.4%
Maryland Health & Higher Educational Facilities Authority (MD Inst College of Art Proj.) Series 2024, 5.25% 6/1/2044	150,000	144,543
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2031	315,000	328,485
Maryland Health & Higher Educational Facilities Authority (Stevenson University Proj.) Series 2021 A, 5% 6/1/2033	360,000	372,238
TOTAL EDUCATION		845,266
Health Care - 0.0%
Maryland St Hlth & HI Ed Facs (Mercy Medical Center, MD Proj.) 4% 7/1/2042	100,000	92,317
Water & Sewer - 0.0%
Baltimore MD Proj Rev (Baltimore Wtr Util Rev Proj.) Series 2020 A, 4% 7/1/2045	100,000	91,629
TOTAL MARYLAND		1,029,212
Massachusetts - 1.1%
Education - 0.0%
Massachusetts St Dev Fin Agy Rev (Lesley College Proj.) Series 2016, 5% 7/1/2028	30,000	30,011
Electric Utilities - 0.2%
Massachusetts St Dev Fin Agy Rv (Tufts Med Enfra, LLC Proj.) Series 2026 A, 6% 10/1/2049	500,000	539,608
General Obligations - 0.0%
Amesbury Mass Series 2020, 2% 6/1/2034	25,000	21,475
Worcester MA Gen. Oblig. Series 2021, 2% 2/15/2035 (Assured Guaranty Inc Insured)	60,000	50,639
TOTAL GENERAL OBLIGATIONS		72,114
Health Care - 0.6%
Massachusetts Dev Fin Agy Sr Living Rev (Care Communities LLC Proj.) Series 2025 A 1, 6.5% 7/15/2060 (d)	375,000	380,712
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2019 K, 5% 7/1/2035	15,000	15,590
Massachusetts Development Finance Agency (Southcoast Hospital Grp Inc,Ma Proj.) Series 2021 G, 4% 7/1/2046	510,000	435,227
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) Series 2016Q, 4% 7/1/2041	305,000	291,340
TOTAL HEALTH CARE		1,122,869
Housing - 0.1%
Massachusetts St Hsg Fin Agy (Mass Hsg Res 12/10/02 Proj.) Series 2018A, 3.7% 12/1/2038	370,000	344,870
Transportation - 0.2%
Massachusetts St Port Auth Rev 5% 7/1/2039 (b)	450,000	467,128
Massachusetts St Port Auth Rev Series 2019 A, 5% 7/1/2034 (b)	30,000	31,121
TOTAL TRANSPORTATION		498,249
TOTAL MASSACHUSETTS		2,607,721
Michigan - 2.0%
Education - 0.1%
Michigan Finance Authority (University of Detroit Mercy Proj.) Series 2023, 5.5% 11/1/2048	200,000	202,012
Electric Utilities - 0.2%
Michigan Finance Authority (Public Lighting Auth of Detroit Proj.) 5% 7/1/2044 (Build America Mutual Assurance Co Insured)	500,000	523,014
General Obligations - 0.0%
Detroit MI Gen. Oblig. Series 2021A, 5% 4/1/2038	100,000	103,332
Rochester MI Cmnty Sch Dist Series 2019 II, 3% 5/1/2031	5,000	4,854
TOTAL GENERAL OBLIGATIONS		108,186
Housing - 0.0%
Michigan Hsg Dev Auth Rent Hsg Rev (Rental Hsg Rev Bonds 11/15/1990 Proj.) Series 2021 A, 2.45% 10/1/2046	30,000	20,357
Transportation - 1.3%
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2032 (b)	510,000	548,457
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5% 12/1/2033 (b)	515,000	555,327
Wayne Cnty MI Arpt Auth Rev Series 2025 B, 5.5% 12/1/2044 (b)	815,000	881,771
Wayne Cnty MI Arpt Auth Rev Series 2025 F, 5% 12/1/2029 (b)	1,000,000	1,052,969
TOTAL TRANSPORTATION		3,038,524
Water & Sewer - 0.4%
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2025 B, 5% 7/1/2031	1,000,000	1,084,321
TOTAL MICHIGAN		4,976,414
Minnesota - 1.7%
Education - 0.2%
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2018A, 5% 10/1/2033	150,000	152,544
Minnesota Higher Ed Facs Auth Rev (St Catherine University Proj.) Series 2023, 4.25% 10/1/2038	300,000	284,210
TOTAL EDUCATION		436,754
General Obligations - 0.0%
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2033 (Minnesota St Guaranteed) (g)	120,000	95,040
Minnetonka Independent School District No 276 Series 2026A, 0% 2/1/2034 (Minnesota St Guaranteed) (g)	150,000	113,985
TOTAL GENERAL OBLIGATIONS		209,025
Health Care - 0.2%
Minneapolis MN Health Care Sys Rev (Allina Health System Proj.) Series 2023A, 5% tender 11/15/2052 (c)	315,000	327,786
Minnesota Agric & Ec Dev Brd (Healthpartners Oblig Group Pj Proj.) Series 2024, 5.25% 1/1/2054	100,000	101,729
St Cloud Minn Health Care Rv (Centracare Health System Proj.) Series 2016A, 3% 5/1/2032	15,000	14,263
TOTAL HEALTH CARE		443,778
Housing - 1.3%
Minnesota St Hsg Fin Agy Series 2026K, 3.75% 1/1/2032 (MN Residential Hsg Guaranteed) (b)(f)	765,000	761,752
Minnesota St Hsg Fin Agy Series 2026K, 3.8% 7/1/2032 (MN Residential Hsg Guaranteed) (b)(f)	785,000	781,222
Minnesota St Hsg Fin Agy Series 2026K, 3.9% 1/1/2033 (MN Residential Hsg Guaranteed) (b)(f)	800,000	796,084
Minnesota St Hsg Fin Agy Series 2026K, 3.95% 7/1/2033 (MN Residential Hsg Guaranteed) (b)(f)	770,000	765,820
TOTAL HOUSING		3,104,878
TOTAL MINNESOTA		4,194,435
Mississippi - 0.0%
Education - 0.0%
Jackson St Univ Edl Bldg Corp MS Rev Series 2021 A, 1.4% 3/1/2034 (Build America Mutual Assurance Co Insured) (c)	100,000	84,389
Missouri - 1.1%
Housing - 0.8%
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2017 B, 3.25% 9/1/2047	24,272	22,590
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2021 A, 2.35% 11/1/2046	460,000	314,907
Missouri St Hsg Dev Com Sf Mtg (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2023 E, 6.5% 5/1/2054	70,000	77,330
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) 4.65% 11/1/2046	1,000,000	989,887
Missouri St Hsg Dev Commn Single Family Mtg Rev (MO Hsg First Place Loan Prog 5/1/15 Proj.) Series 2025F, 5% 11/1/2050	500,000	506,122
TOTAL HOUSING		1,910,836
Industrial Development - 0.3%
Missouri Development Finance Board (Procter & Gamble Co/The Proj.) 5.2% 3/15/2029 (b)	675,000	704,762
TOTAL MISSOURI		2,615,598
Montana - 0.7%
Health Care - 0.2%
Montana Facility Fin Auth Rev (Benefis Health System Proj.) Series 2025 B, 5% tender 2/15/2065 (c)	500,000	527,306
Housing - 0.5%
Montana St Brd Hsg Single Family Mtg Series 2025B, 6% 12/1/2055	265,000	287,488
Montana St Brd Hsg Single Family Mtg Series 2026A, 4.85% 12/1/2055	1,000,000	961,621
TOTAL HOUSING		1,249,109
TOTAL MONTANA		1,776,415
Nebraska - 0.5%
General Obligations - 0.3%
Central Plains Energy Proj NE Gas Proj Rev Series 2023 A 1, 5% tender 5/1/2054 (Bank of Montreal Guaranteed) (c)	135,000	140,235
Central Plains Energy Proj NE Gas Proj Rev Series 2025A SUB A 1, 5% tender 8/1/2055 (Royal Bank of Canada Guaranteed) (c)	500,000	526,118
TOTAL GENERAL OBLIGATIONS		666,353
Housing - 0.2%
Nebraska Invt Fin Auth Single Family Hsg Rev Series 2025E, 6.25% 9/1/2055	500,000	547,059
TOTAL NEBRASKA		1,213,412
Nevada - 0.4%
General Obligations - 0.0%
Nevada St Gen. Oblig. Series 2024A, 3% 5/1/2040	85,000	73,939
Housing - 0.4%
Nevada Hsg Div Series 2026, 2.95% tender 6/1/2045 (c)	1,000,000	992,685
TOTAL NEVADA		1,066,624
New Hampshire - 0.6%
Education - 0.0%
New Hampshire Health and Education Facilities Authority Act (New Hampshire Higher Ed Ln Proj.) Series 2023 B, 5.5% 11/1/2027 (b)	20,000	20,461
General Obligations - 0.5%
Nashua NH Gen. Oblig. 2% 8/1/2037	425,000	328,820
Nashua NH Gen. Oblig. 2% 8/1/2038	430,000	323,412
Nashua NH Gen. Oblig. 2.25% 8/1/2043	650,000	451,732
TOTAL GENERAL OBLIGATIONS		1,103,964
Housing - 0.1%
National Fin Auth NH Hosp Rev (Lihtc 2023-2 Us Proj.) Series 2 Class A, 3.875% 1/20/2038	96,259	91,041
National Fin Auth NH Hosp Rev (Lihtc 2026-1 NH Impact Proj.) Series 1IMPACT Class A, 5.1% 12/20/2042	179,000	183,093
New Hampshire St Hsg Fin Auth Multi-Family Hsg (NH Mhsg Rev 2017 Proj.) Series 2023 4, 3.7% 1/1/2027	35,000	35,012
TOTAL HOUSING		309,146
TOTAL NEW HAMPSHIRE		1,433,571
New Jersey - 1.2%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2021 Proj.) Series 2023A, 5% 12/1/2030 (b)	300,000	316,645
Higher Ed Student Assistance Auth NJ Student Ln Rev Series 2024 B, 5% 12/1/2031 (b)	85,000	90,214
TOTAL EDUCATION		406,859
Electric Utilities - 0.1%
New Jersey Eda Wtr Facs Rev (New Jersey American Wtr Co Inc Proj.) 3.75% tender 11/1/2034 (b)(c)	340,000	342,105
General Obligations - 0.5%
Essex Cnty NJ 2% 8/15/2033	450,000	388,852
New Jersey St Gen. Oblig. 2.375% 6/1/2036	80,000	66,614
New Jersey Trans Trust Fund Auth 0% 12/15/2031 (Financial Guaranty Ins CO Insured) (g)	15,000	12,437
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (g)	80,000	58,715
New Jersey Trans Trust Fund Auth 5% 6/15/2032	100,000	109,010
New Jersey Trans Trust Fund Auth 5% 6/15/2038	35,000	36,587
New Jersey Trans Trust Fund Auth 5.25% 6/15/2050	100,000	104,140
New Jersey Trans Trust Fund Auth 5.25% 6/15/2055	215,000	222,166
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	155,000	135,589
TOTAL GENERAL OBLIGATIONS		1,134,110
Housing - 0.2%
NJ Hsg & Mtg Fin Agy Multi Fam Rev (NJ Multi-Family 12/16/04 Proj.) Series 2023 C, 5% 11/1/2026 (b)	500,000	502,086
Special Tax - 0.0%
NJ Eda Motor Vehicle Series 2017A, 4% 7/1/2034	10,000	9,843
Tobacco Bonds - 0.2%
Tobacco Settlement Fin Corp NJ Series 2018B, 5% 6/1/2046	475,000	458,625
Transportation - 0.0%
New Jersey Turnpike Authority 5% 1/1/2030 (f)	95,000	99,967
TOTAL NEW JERSEY		2,953,595
New Mexico - 0.5%
Housing - 0.5%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2021 A CL I, 2.3% 7/1/2046	745,000	508,726
New Mexico Mtg Fin Auth Series 2019 D, 3.35% 7/1/2049	765,000	611,853
TOTAL NEW MEXICO		1,120,579
New York - 2.7%
Education - 0.3%
New York St Dorm Auth Revs Non St Supported Debt (Yeshiva University Proj.) 5% 7/15/2042	725,000	728,754
Electric Utilities - 0.2%
Long Island Pwr Auth NY Elec 5% 9/1/2034	5,000	5,322
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (c)	250,000	247,909
Long Island Pwr Auth NY Elec Series 2024B, 3% tender 9/1/2049 (c)	170,000	165,625
TOTAL ELECTRIC UTILITIES		418,856
General Obligations - 0.3%
City of New York NY Gen. Oblig. Series 2018 C, 3% 8/1/2033	160,000	148,665
New York Energy Finance Development Corp Series 2025, 5% tender 7/1/2056 (Athene Annuity and Life Co Guaranteed) (c)	265,000	269,440
New York St Dorm Auth Revs Non St Supported Debt (St Lawrence Lewis Boces Proj.) Series 2020 A, 4% 8/15/2042	250,000	232,958
TOTAL GENERAL OBLIGATIONS		651,063
Health Care - 0.3%
Genesee County Funding Corp/The (Rochester General Hospital,Ny Proj.) 5% 12/1/2030	250,000	263,348
New York NY City Health & Hosp Series 2025A, 5% 2/15/2033	500,000	556,486
TOTAL HEALTH CARE		819,834
Housing - 1.0%
New York City Housing Development Corp (New York Mhsg 7/27/1993 Proj.) Series 2024 A2, 3.625% tender 11/1/2063 (c)	110,000	110,517
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 C2, 3.8% tender 11/1/2062 (c)	370,000	370,072
New York St Hsg Fin Agy (New York Mhsg 8/22/2007 Proj.) Series 2023 E 2, 3.8% tender 11/1/2063 (c)	35,000	35,014
New York State Housing Finance Agency (New York Mhsg 8/22/2007 Proj.) Series 2026D 2, 3.15% tender 5/1/2066 (c)	2,000,000	1,980,393
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 J, 3.05% 11/1/2049	15,000	10,745
TOTAL HOUSING		2,506,741
Special Tax - 0.5%
New York NY City Transitional Fin Auth Rev 3% 11/1/2039	510,000	428,014
New York State Urban Development Corp (New York State Pit Proj.) 4% 3/15/2037	5,000	5,009
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 3% 3/15/2049	1,000,000	725,384
TOTAL SPECIAL TAX		1,158,407
Tobacco Bonds - 0.0%
Suffolk Tobacco Asset Securitization Corp NY Tobacco Settlement Series 2021B1, 4% 6/1/2050	175,000	148,425
Transportation - 0.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2047	15,000	13,172
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4% 10/1/2030 (b)	20,000	20,299
New York Transportation Development Corp (Jfk International Air Terminal Proj.) 5% 12/1/2028 (b)	20,000	20,739
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2034 (b)	35,000	37,100
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.5% 12/31/2054 (b)	100,000	101,334
TOTAL TRANSPORTATION		192,644
TOTAL NEW YORK		6,624,724
North Carolina - 2.2%
Education - 0.2%
North Carolina St Ed Assistance Auth Rev Series 2023A, 5.5% 6/1/2028 (b)	550,000	567,442
Health Care - 1.4%
North Carolina Med Care Retirement Fac Rev (Carolina Village Inc Proj.) Series 2026A, 4.25% 4/1/2033	990,000	985,998
North Carolina Med Care Retirement Fac Rev (Carolina Village Inc Proj.) Series 2026A, 5% 4/1/2034	490,000	509,302
North Carolina Med Care Retirement Fac Rev (Carolina Village Inc Proj.) Series 2026A, 5% 4/1/2035	515,000	535,319
North Carolina Med Care Retirement Fac Rev (Carolina Village Inc Proj.) Series 2026A, 5% 4/1/2036	760,000	787,710
North Carolina Med Care Retirement Fac Rev (Carolina Village Inc Proj.) Series 2026A, 5.375% 4/1/2046	485,000	487,742
TOTAL HEALTH CARE		3,306,071
Housing - 0.4%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 61, 6.5% 7/1/2057	225,000	255,400
North Carolina Hsg Fin Agy (NC Homeownership Proj.) Series 59 A, 6.25% 1/1/2057	700,000	779,060
TOTAL HOUSING		1,034,460
Transportation - 0.2%
Charlotte NC Arpt Rev Series 2025B, 5.25% 7/1/2044 (b)	500,000	529,221
TOTAL NORTH CAROLINA		5,437,194
North Dakota - 0.3%
Health Care - 0.3%
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 4% 12/1/2046	60,000	50,562
Grand Forks ND Health Care Sys Rev (Altru Health System Proj.) 5% 12/1/2028	500,000	513,260
TOTAL HEALTH CARE		563,822
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) Series 2023 F, 6.25% 1/1/2054	85,000	91,251
TOTAL NORTH DAKOTA		655,073
Ohio - 2.4%
Education - 0.2%
Ohio St Higher Ed Fac Comm (Kenyon College, OH Proj.) 5% 7/1/2035	30,000	31,296
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5% 5/1/2045	200,000	197,050
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) 5.25% 5/1/2054	100,000	96,350
Ohio St Higher Ed Fac Comm (Xavier Univ, OH Proj.) Series 2015C, 3.75% 5/1/2038	255,000	229,946
TOTAL EDUCATION		554,642
Electric Utilities - 0.3%
American Mun Pwr Rev Series 2016A, 3% 2/15/2036	10,000	8,881
American Mun Pwr Rev Series 2023A, 5% 2/15/2028	500,000	515,273
Ohio St Air Quality Dev Auth (American Electric Power Co Inc Proj.) Series 2005B, 3.7% 7/1/2028 (b)	225,000	226,003
TOTAL ELECTRIC UTILITIES		750,157
Escrowed/Pre-Refunded - 0.1%
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2031 (Pre-refunded to 11/15/2030 at 100)	100,000	106,546
Akron Bath Copley Hsp Dist OH Series 2020, 5% 11/15/2032 (Pre-refunded to 11/15/2030 at 100)	15,000	15,982
TOTAL ESCROWED/PRE-REFUNDED		122,528
Health Care - 0.6%
Hamilton Cnty Ohio Health Care Rev (Life Enriching Communities Proj.) Series 2025, 5.5% 1/1/2040	425,000	448,897
Montgomery Cnty OH Hosp Rev (Kettering Med Ctr Inc, OH Proj.) Series 2021, 5% 8/1/2032	25,000	26,609
Muskingum Cnty OH Hosp Facs (Genesis Healthcare Proj.) Series 2013, 5% 2/15/2048	200,000	186,732
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2020 A, 5% 1/15/2036	305,000	314,403
Ohio St Hosp Rev (University Hosp Hlth Sys, OH Proj.) Series 2021 A, 3% 1/15/2046	120,000	90,932
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 3.25% 1/1/2037	445,000	413,229
TOTAL HEALTH CARE		1,480,802
Housing - 0.4%
Columbus-Franklin Cnty Ohio Fin Auth Multifamily Hsg Rev Series 2025, 3.19% tender 6/1/2044 (c)	1,000,000	996,739
Other - 0.0%
Cuyahoga Cnty OH Econ Dev Rev (Cleveland Orchestra Proj.) Series 2019, 5% 1/1/2034	5,000	5,210
Special Tax - 0.3%
Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev Series 2026, 4.75% 3/1/2036 (d)	760,000	748,433
Tobacco Bonds - 0.4%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 3% 6/1/2048	1,400,000	988,063
Water & Sewer - 0.1%
Northeast OH Regl Swr Wstwtr Rev Series 2019, 3% 11/15/2038	200,000	171,692
TOTAL OHIO		5,818,266
Oklahoma - 0.6%
Housing - 0.2%
Oklahoma Hsg Fin Agy Single Family Mtg Rev (OK Sf Mtge Rev Bonds 10/1/18 Proj.) Series 2023D, 6.5% 9/1/2054	90,000	99,120
Oklahoma Hsg Fin Agy Single Family Mtg Rev Series 2025 E, 4.8% 3/1/2057	300,000	289,041
TOTAL HOUSING		388,161
Special Tax - 0.4%
Oklahoma City Public Property Authority Series 2026, 5% 6/1/2032	1,000,000	1,094,825
TOTAL OKLAHOMA		1,482,986
Oregon - 0.4%
General Obligations - 0.3%
Redmond or Gen. Oblig. Series 2025 A, 5% 6/1/2040 (b)	780,000	816,526
Health Care - 0.0%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2036	10,000	10,400
Housing - 0.0%
Oregon St Hsg & Cmnty Svcs Dpt (OR Single Family Hsg Proj.) Series 2019A, 2.65% 7/1/2039	10,000	8,244
Transportation - 0.1%
Port of Portland Arpt Rev 5% 7/1/2030 (b)	225,000	238,842
TOTAL OREGON		1,074,012
Pennsylvania - 4.0%
Education - 1.2%
Lycoming Cnty PA Auth College Rev (Pennsylvania College of Technology Proj.) Series 2016, 3% 10/1/2037	465,000	386,775
Lycoming County Authority (Lycoming College, PA Proj.) Series 2026 YY1, 5% 11/1/2031 (f)	70,000	72,502
Lycoming County Authority (Lycoming College, PA Proj.) Series 2026 YY1, 5% 11/1/2032 (f)	395,000	409,445
Lycoming County Authority (Lycoming College, PA Proj.) Series 2026 YY1, 5% 11/1/2033 (f)	530,000	548,660
Pennsylvania Higher Educational Facilities Authority (Drexel University, PA Proj.) Series 2026, 5% 5/1/2030	1,370,000	1,433,634
TOTAL EDUCATION		2,851,016
General Obligations - 1.2%
Pennsylvania St Gen. Oblig. Series 2025 A, 5% 8/15/2031	1,000,000	1,091,108
Pennsylvania St Gen. Oblig. Series FIRST 2020, 3% 5/1/2036	310,000	281,999
Pennsylvania St Gen. Oblig. Series FIRST 2021, 3% 5/15/2034	40,000	37,535
Philadelphia PA Gen. Oblig. Series 2025 C, 5% 8/1/2030	330,000	353,962
Philadelphia PA Sch Dist Series 2026 A, 5% 9/1/2030	1,000,000	1,071,350
TOTAL GENERAL OBLIGATIONS		2,835,954
Health Care - 1.3%
Centre Cnty PA Hosp Auth Rev (Mount Nittany Medical Center Proj.) Series 2018 A, 3.375% 11/15/2031	10,000	9,925
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2028	580,000	586,600
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) 5% 7/15/2029	220,000	222,153
Dubois PA Hosp Auth Hosp Rev (Penn Highlands Healthcare Proj.) Series 2021, 4% 7/15/2051	400,000	311,177
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 5% 2/15/2031	10,000	10,102
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2020 B, 5% tender 4/1/2043 (c)	50,000	50,050
Lancaster Cnty PA Hosp Aut Rev (Masonic Villages of The Grand Lodge of Pennsylvania Proj.) Series 2025 A, 5% 11/1/2027	1,160,000	1,186,126
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 5% 9/1/2032	180,000	186,432
Northampton Cnty PA Gen Purp Auth Hosp Rev (St Lukes Hospital & Health Ntw Proj.) Series 2016 A, 3% 8/15/2032	100,000	96,313
Pennslyvania Dev Fing Auth Rev (UPMC Proj.) Series 2016, 4% 3/15/2041	630,000	580,175
TOTAL HEALTH CARE		3,239,053
Transportation - 0.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 4% 1/1/2039 (b)	270,000	257,778
Pennsylvania Turnpike Commission Series 2021 B, 5% 12/1/2033	25,000	27,097
Pennsylvania Turnpike Commission Series THIRD 2025 SUB 2, 5% tender 12/1/2045 (c)	500,000	545,804
TOTAL TRANSPORTATION		830,679
TOTAL PENNSYLVANIA		9,756,702
Puerto Rico - 0.3%
General Obligations - 0.3%
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 0% 7/1/2033 (g)	500,000	363,000
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2033	14,000	13,999
Puerto Rico Comwlth Gen. Oblig. Series 2022 A 1, 4% 7/1/2037	250,000	244,300
TOTAL GENERAL OBLIGATIONS		621,299
Special Tax - 0.0%
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Series A 1, 0% 7/1/2031 (g)	24,000	20,319
TOTAL PUERTO RICO		641,618
Rhode Island - 1.0%
Education - 1.0%
Rhode Island St Student Ln 5% 12/1/2028 (b)	1,200,000	1,242,962
Rhode Island St Student Ln Series 2024 A, 5% 12/1/2028 (b)	55,000	56,969
Rhode Island St Student Ln Series 2026A, 5% 12/1/2033 (b)	1,000,000	1,061,395
TOTAL RHODE ISLAND		2,361,326
South Carolina - 1.4%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 5% 12/1/2030	700,000	752,196
South Carolina St Svc Auth Rev Series 2024 A, 5% 12/1/2039	95,000	101,644
South Carolina St Svc Auth Rev Series 2024 A, 5.25% 12/1/2049	30,000	31,230
South Carolina St Svc Auth Rev Series 2024 A, 5.5% 12/1/2054	40,000	42,011
South Carolina St Svc Auth Rev Series 2024B, 4.125% 12/1/2044	10,000	9,494
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	15,000	15,569
South Carolina St Svc Auth Rev Series 2024B, 5.25% 12/1/2054	110,000	113,278
TOTAL ELECTRIC UTILITIES		1,065,422
Health Care - 0.1%
Ctsc Jobs-Eco Dev Aut (Beaufort Mem Hosp Proj.) Series 2024, 5.75% 11/15/2054	200,000	199,662
Housing - 0.9%
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2019 A, 3% 7/1/2039	1,050,000	896,569
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 1/1/2031	340,000	366,131
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2025 C, 5% 7/1/2031	350,000	379,015
South Carolina Hsg Fin Dev Aut (SC Mortgage Proj.) Series 2026 B 1, 6.25% 1/1/2057	375,000	416,315
TOTAL HOUSING		2,058,030
Transportation - 0.0%
Charleston Cnty SC Arpt Dist Series 2024A, 5.25% 7/1/2049 (b)	110,000	112,544
TOTAL SOUTH CAROLINA		3,435,658
South Dakota - 1.5%
Health Care - 0.2%
South Dakota St Hlth & Edl Fac (Sanford Health, Sd Proj.) 5% tender 11/1/2051 (c)	500,000	535,659
Housing - 0.4%
South Dakota Housing Development Authority (SD Mortgage Proj.) Series 2023G, 6.25% 5/1/2055	80,000	85,551
South Dakota Hsg Dev Aut Series 2025E, 6.25% 5/1/2056	690,000	767,820
TOTAL HOUSING		853,371
Transportation - 0.9%
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2028 (Build America Mutual Assurance Co Insured) (b)	665,000	692,551
Sioux Falls Regional Airport Authority Series 2025, 5% 12/1/2032 (Build America Mutual Assurance Co Insured) (b)	805,000	867,588
Sioux Falls Regional Airport Authority Series 2025, 5.25% 12/1/2041 (Build America Mutual Assurance Co Insured) (b)	630,000	670,233
TOTAL TRANSPORTATION		2,230,372
TOTAL SOUTH DAKOTA		3,619,402
Tennessee - 2.2%
Electric Utilities - 0.1%
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 A, 5.25% 5/15/2049	100,000	105,199
Metro Gov Nashville & Davidson Cnty Elec Rev Series 2024 B, 5% 5/15/2027	100,000	101,798
TOTAL ELECTRIC UTILITIES		206,997
General Obligations - 1.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2021 C, 3% 1/1/2035	350,000	327,145
Morristown TN Gen. Oblig. Series 2021 B, 2% 3/1/2029	1,000,000	972,153
Tennessee Engy Acq Crp Gas Rev 5% tender 5/1/2053 (Goldman Sachs Group Inc/The Guaranteed) (c)	245,000	250,714
Tennessee Engy Acq Crp Gas Rev Series 2025A, 5% 12/1/2035 (Pacific Life Insurance Co Guaranteed)	450,000	467,202
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	655,000	686,843
TOTAL GENERAL OBLIGATIONS		2,704,057
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	340,000	278,797
Shelby Cnty TN Hlth Edl & Hsg Facs (Methodist Le Bonheur Health Proj.) Series 2017A, 3.375% 5/1/2032	5,000	4,733
Shelby County Health Educational & Housing Facilities Board (Baptist Memorial Hlth Car Corp Proj.) Series 2025 B, 5% tender 9/1/2044 (c)	500,000	526,018
TOTAL HEALTH CARE		809,548
Housing - 0.7%
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2018 3, 3.95% 1/1/2049	1,265,000	1,122,944
Tennessee Housing Development Agency (TN Residential Finance 1/29/13 Proj.) Series 2021 3A, 2.55% 7/1/2046	545,000	402,156
Tennessee Housing Development Agency Series 2019 4, 2.9% 7/1/2039	15,000	12,639
TOTAL HOUSING		1,537,739
Transportation - 0.0%
Memphis-Shelby Cnty TN Arpt Auth Series 2018, 5% 7/1/2038 (b)	5,000	5,061
TOTAL TENNESSEE		5,263,402
Texas - 11.4%
Education - 1.6%
Brazos Tex Higher Ed Auth Inc Student Loan Prog Rev 5% 4/1/2029 (b)	350,000	360,089
Houston TX Higher Ed Fin Corp Univ Rev (Houston Baptist University Proj.) 5.125% 10/1/2051	725,000	686,761
North Tex Higher Ed Auth Inc Tex Ed Ln Rev Series 2025A, 5% 6/1/2030 (b)	500,000	516,148
Red Riv Ed Fin Corp Tex Higher Ed Rev (Houston Baptist University Proj.) Series 2017, 4.5% 10/1/2036	705,000	696,733
Southwest Hrg Ed Auth TX Rev (Southern Methodist Univ, TX Proj.) 5% 10/1/2039	5,000	5,071
Texas St Univ Sys Fing Rev Series 2026C, 5% 3/15/2030 (f)	1,270,000	1,335,643
University Houston TX Univ Rev Series 2017 C, 3.125% 2/15/2036	50,000	45,912
TOTAL EDUCATION		3,646,357
Electric Utilities - 1.6%
Lower Colorado River Authority (Lcra Transmission Services Corp Proj.) 5% 5/15/2034	5,000	5,201
Lower Colorado River Authority Series 2025 A, 5% 5/15/2028	1,000,000	1,039,314
San Antonio TX Elec & Gas Rev Series 2024C, 5.5% 2/1/2049	500,000	533,522
San Antonio TX Elec & Gas Rev Series 2025A, 3.2% tender 2/1/2055 (c)	500,000	490,532
San Antonio TX Elec & Gas Rev Series 2026A, 3.15% tender 2/1/2055 (c)	2,000,000	1,946,598
TOTAL ELECTRIC UTILITIES		4,015,167
General Obligations - 2.2%
City of Waco TX Gen. Oblig. Series 2020, 2.375% 2/1/2040	40,000	30,043
Dallas TX ISD 5% 2/15/2030 (Permanent Sch Fund of Texas Guaranteed)	75,000	80,246
Fort Bend TX Indpt Sch Dist Series 2026B, 3.125% tender 8/1/2056 (Permanent Sch Fund of Texas Guaranteed) (c)	325,000	323,521
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	400,000	436,904
Prosper Tex Indpt Sch Dist Series 2025, 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	600,000	661,883
South Buda Wtr Ctl & Impt Dist No 1 Tex Gen. Oblig. Series 2020, 2.5% 8/1/2050 (Assured Guaranty Inc Insured)	500,000	311,697
Texas Municipal Gas Acquisition & Supply Corp V Series 2026, 5% 4/1/2036 (Citigroup Inc Guaranteed)	1,000,000	1,032,159
Texas Municipal Gas Acquisition And Supply Corp VI Series 2026 A, 5% 3/1/2036 (Bank of America Corp Guaranteed) (f)	1,580,000	1,627,428
Texas State Gen. Oblig. Series 2017, 3% 8/1/2034 (b)	675,000	627,977
TOTAL GENERAL OBLIGATIONS		5,131,858
Health Care - 0.0%
New Hope Cultural Ed Facs Fin Corp Tex Cap Impt Rev (Childrens Med Ctr of Dallas Proj.) Series 2017A, 4% 8/15/2040	265,000	249,445
Housing - 0.3%
Houston Tex Fin Corp Multifamilty Hsg Rev 5% tender 8/1/2041 (c)	25,000	25,000
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev (TX Residential Mort Rv 7/1/19 Proj.) Series 2026B, 4.7% 7/1/2046	190,000	189,186
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev 5.1% 7/1/2050	500,000	505,047
TOTAL HOUSING		719,233
Industrial Development - 0.4%
Port Arthur TX Navigation Dist Env Fac Rev (Motiva Enterprises Llc Proj.) 3.15% 4/1/2040 VRDN (c)	900,000	900,000
Special Tax - 0.1%
Fort Worth Tex Spl Tax Rev (Will Rogers Memorial Ctr Proj.) Series 2025, 5% 3/1/2027	400,000	405,573
Transportation - 3.6%
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2033 (b)	1,000,000	1,083,420
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2040 (b)	1,000,000	1,050,791
City of Houston TX Airport System Revenue (United Airlines Inc Proj.) Series 2026, 5.5% 7/15/2035 (b)	1,000,000	1,075,110
City of Houston TX Airport System Revenue Series 2020 A, 4% 7/1/2047 (b)	475,000	413,047
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2026 (b)	1,990,000	1,999,782
Dallas Fort Worth International Airport Series 2025 A 1, 5.25% 11/1/2040 (b)	500,000	533,502
Dallas Fort Worth International Airport Series 2025 A 1, 5.5% 11/1/2050 (b)	1,000,000	1,044,254
Fort Bend Grand Parkway Toll Road Authority Series 2021 A, 3% 3/1/2037	580,000	511,494
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2023, 5% tender 10/1/2052 (c)	145,000	148,790
North TX Twy Auth Rev Series 2024A, 5% 1/1/2041	650,000	690,136
TOTAL TRANSPORTATION		8,550,326
Water & Sewer - 1.6%
City of Georgetown TX Series 2025, 5% 8/15/2026	350,000	350,255
City of Georgetown TX Series 2025, 5% 8/15/2027	500,000	511,550
City of Georgetown TX Series 2025, 5% 8/15/2028	600,000	626,670
City of Georgetown TX Series 2025, 5.25% 8/15/2050	570,000	591,106
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2031	330,000	355,267
Garland TX Wtr & Swr Rev Series 2025, 5% 3/1/2044	645,000	671,539
Texas Wtr Dev Brd 3% 10/15/2038	250,000	215,140
Texas Wtr Dev Brd 5% 8/1/2035	5,000	5,222
Upper Trinty TX Rgl Wtr Dst Rv Series 2025, 5% 8/1/2028 (Build America Mutual Assurance Co Insured)	500,000	520,580
TOTAL WATER & SEWER		3,847,329
TOTAL TEXAS		27,465,288
Utah - 2.5%
Housing - 0.2%
UT Hsg Corp Multifamily Rev Series 2025, 3% tender 9/1/2045 (c)	500,000	494,137
Utah Hsg Corp Series 2021E(G2), 2% 4/21/2051	9,116	6,772
TOTAL HOUSING		500,909
Special Tax - 2.1%
Deseret Public Infrastructure District No 2 6.5% 12/1/2055 (d)	1,000,000	1,019,045
Mida Mountain Village Public Infrastructure District (Mida Mtn Villaige East Pid Proj.) Series 2025 2, 0% 6/1/2035 (d)(e)	500,000	398,249
Mida Mountain Village Public Infrastructure District Series 2024 2, 6% 6/15/2054 (d)	500,000	513,423
Pine View Public Infrastructure District No 2 6.25% 12/1/2055 (d)	1,000,000	1,008,477
Point Phase 1 Public Infrastructure District No 1 Series 2025A1, 5.125% 3/1/2035	500,000	517,501
South Salt Lake Redevelopment Agency Series 2025, 6.25% 4/15/2046 (d)	750,000	762,929
Utah City West Public Infrastructure District No 1 5.875% 12/1/2055 (d)	1,000,000	1,011,618
TOTAL SPECIAL TAX		5,231,242
Transportation - 0.2%
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2038 (b)	270,000	288,956
Salt Lake City UT Arpt Rev Series 2023A, 5.25% 7/1/2040 (b)	150,000	158,863
TOTAL TRANSPORTATION		447,819
TOTAL UTAH		6,179,970
Virgin Islands - 0.3%
Transportation - 0.3%
Virgin Islands Transportation & Infrastructure Corp 5% 9/1/2027	800,000	814,183
Virginia - 1.3%
Education - 0.2%
Salem Economic Development Authority (Roanoke College Proj.) Series 2025, 6% 4/1/2050	550,000	576,130
Health Care - 1.0%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 4% 5/15/2042	495,000	472,888
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2031	750,000	800,213
Lynchburg Economic Development Authority (Centra Health Proj.) Series 2026B, 5% 1/1/2033	1,000,000	1,084,240
TOTAL HEALTH CARE		2,357,341
Housing - 0.0%
Fairfax Cnty VA Redev & Hsg Auth Multi-Family Hsg Rev 5% tender 1/1/2045 (c)	20,000	20,329
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2039 (b)	100,000	95,851
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 1/1/2040 (b)	35,000	33,249
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 5% 7/1/2038 (b)	185,000	190,353
TOTAL TRANSPORTATION		319,453
TOTAL VIRGINIA		3,273,253
Washington - 2.3%
Education - 0.4%
Washington St Higher Ed Facs (Whitman College Proj.) Series 2017, 4% 1/1/2047	310,000	272,108
Washington St Higher Ed Facs (Whitman College Proj.) Series 2024, 4% 1/1/2043	800,000	750,075
Washington St Hsg Fin Commn Nonprofit Rev (Seattle Academy Arts Sciences Proj.) Series 2023, 5% 7/1/2028 (d)	155,000	157,954
TOTAL EDUCATION		1,180,137
Electric Utilities - 0.1%
Tacoma WA Elec Sys Rev Series 2025A, 5% 1/1/2045	200,000	211,481
General Obligations - 0.4%
King Cnty Wash Hsg Auth Rev Series 2018, 3.25% 5/1/2033 (King Cnty WA Guaranteed)	1,000,000	969,707
State of Washington Gen. Oblig. Series 2024 D, 5% 6/1/2032	50,000	55,099
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2038	15,000	15,742
TOTAL GENERAL OBLIGATIONS		1,040,548
Health Care - 0.7%
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 4.875% 1/1/2036	400,000	396,597
WA St Hsg Fin Commission (Horizon House Proj.) Series 2025A, 6% 1/1/2046	500,000	515,335
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) 5% 8/15/2027	75,000	76,493
Washington St Health Care Facs Auth Rev (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2036	10,000	10,307
Washington St Health Care Facs Auth Rev (Multicare Health System, WA Proj.) Series 2017B, 5% 8/15/2030	15,000	15,346
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2027	150,000	151,770
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) 5% 7/1/2036	155,000	156,714
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	10,000	9,024
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	275,000	257,163
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2031	25,000	25,777
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2018 B, 5% 10/1/2033	15,000	15,437
TOTAL HEALTH CARE		1,629,963
Housing - 0.0%
Washington St Hsg Fin Commn Multifamily Hsg Rev Series 2023, 5% tender 12/1/2043 (c)	45,000	45,114
Transportation - 0.7%
Port Seattle WA Rev Series 2018A, 5% 5/1/2037 (b)	5,000	5,046
Port Seattle WA Rev Series 2019, 5% 4/1/2035 (b)	30,000	30,992
Port Seattle WA Rev Series 2019, 5% 4/1/2036 (b)	5,000	5,153
Port Seattle WA Rev Series 2024B, 5% 7/1/2037 (b)	995,000	1,060,070
Port Seattle WA Rev Series C, 5% 5/1/2031 (b)	500,000	506,695
TOTAL TRANSPORTATION		1,607,956
TOTAL WASHINGTON		5,715,199
West Virginia - 1.2%
Electric Utilities - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev (Appalachian Power Co Proj.) Series 2015A, 3.375% tender 3/1/2040 (c)	15,000	15,015
Health Care - 1.2%
Monongalia Cty W VA Bld Cm Rev (Vandalia Health Proj.) Series 2015, 5% 7/1/2029	220,000	220,093
West Virginia St Hosp Fin Auth Hosp Rev (Cabell-Huntington Hsp, WV Proj.) Series 2018 A, 5% 1/1/2043	70,000	66,348
West Virginia St Hosp Fin Auth Hosp Rev (Vandalia Health Proj.) Series 2023B, 6% 9/1/2053	1,000,000	1,053,444
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2033	520,000	488,292
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3% 6/1/2036	600,000	538,296
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2016A, 3.25% 6/1/2039	660,000	572,278
West Virginia St Hosp Fin Auth Hosp Rev (West Virginia United Health Sy Stem Proj.) Series 2025 B, 5% tender 6/1/2055 (c)	30,000	31,981
TOTAL HEALTH CARE		2,970,732
Resource Recovery - 0.0%
West Virginia Economic Dev Auth Sold Waste Disp Facs Rev Series 2014A, 3.75% tender 4/1/2036 (b)(c)	35,000	34,738
TOTAL WEST VIRGINIA		3,020,485
Wisconsin - 2.2%
Escrowed/Pre-Refunded - 0.0%
Wisconsin St Health & Edl Facs Auth Rev Series 2013 B 2, 4% 11/15/2043 (Pre-refunded to 11/15/2028 at 100)	5,000	5,128
General Obligations - 0.5%
Dane Cnty Wis Gen. Oblig. 2% 4/1/2030	950,000	882,919
Howard Suamico WI Scd 2% 3/1/2038	15,000	11,260
Madison WI Met Sch Dist Series 2025A, 5% 3/1/2045	300,000	315,359
Westosha Cent High Sch Dist Wis 2% 3/1/2035	90,000	73,192
Westosha Cent High Sch Dist Wis 2% 3/1/2036	60,000	47,362
TOTAL GENERAL OBLIGATIONS		1,330,092
Health Care - 1.6%
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045	255,000	192,699
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 3% 6/1/2045 (Assured Guaranty Inc Insured)	500,000	388,410
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) 4% 6/1/2045	100,000	89,854
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2015A, 4.25% 6/1/2041	300,000	282,047
Public Fin Auth WI Hosp Rev (Renown Regional Medical Center Proj.) Series 2016 A, 3% 6/1/2036	400,000	364,285
Public Fin Auth WI Revenue (Inperium Inc Proj.) Series 2026, 6% 12/1/2055 (d)	1,000,000	1,007,104
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	360,000	336,958
Wisconsin Health & Educational Facilities Authority (Prohealth Care Inc Proj.) Series 2015, 3.15% 8/15/2027	80,000	79,703
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	240,000	195,614
Wisconsin St Health & Edl Facs Auth Rev (Ascension Health Credit Group Proj.) Series 2013 B 2, 4% 11/15/2043	50,000	46,149
Wisconsin St Health & Edl Facs Auth Rev (Aspirus Wausau Hospital Inc Proj.) Series 2021, 3% 8/15/2051	720,000	509,859
Wisconsin St Health & Edl Facs Auth Rev (Gundersen Clinic - LA Crosse Proj.) Series 2021 A, 3% 10/15/2039	135,000	113,581
TOTAL HEALTH CARE		3,606,263
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	72,862	62,988
Wisconsin Hsg & Eda Hsg Rev (Wi Mhsg Rev 2007 Proj.) Series 2023 E, 3.875% tender 11/1/2054 (c)	10,000	10,004
TOTAL HOUSING		72,992
Industrial Development - 0.1%
Public Fin Auth WI Revenue (Mclemore Hotel Proj.) Series 2021 A, 4.5% 6/1/2056 (d)	315,000	249,365
TOTAL WISCONSIN		5,263,840
Wyoming - 0.0%
Housing - 0.0%
Wyoming Community Development Authority (WY Single Family Proj.) Series 2026 1, 6.25% 12/1/2056	100,000	110,831
TOTAL MUNICIPAL SECURITIES (Cost $236,280,420)		235,939,082

Money Market Funds - 6.4%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (h)(i) (Cost $15,705,965)	2.68	15,702,824	15,705,965

TOTAL INVESTMENT IN SECURITIES - 103.3% (Cost $251,986,385)	251,645,047
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(7,971,319)
NET ASSETS - 100.0%	243,673,728

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,414,521 or 5.5% of net assets.

(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Zero coupon bond which is issued at a discount.
(h)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Municipal Cash Central Fund	9,752,625	80,272,067	74,318,727	205,549	-	-	15,705,965	15,702,824
	9,752,625	80,272,067	74,318,727	205,549	-	-	15,705,965

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	22,325,196	-	22,325,196	-
Electric Utilities	9,261,330	-	9,261,330	-
Escrowed/Pre-Refunded	127,656	-	127,656	-
General Obligations	66,659,918	-	66,659,918	-
Health Care	47,266,639	-	47,266,639	-
Housing	26,022,739	-	26,022,739	-
Industrial Development	3,686,122	-	3,686,122	-
Other	1,170,145	-	1,170,145	-
Resource Recovery	1,052,416	-	1,052,416	-
Special Tax	15,143,424	-	15,143,424	-
Tobacco Bonds	1,641,850	-	1,641,850	-
Transportation	32,658,084	-	32,658,084	-
Water & Sewer	8,923,563	-	8,923,563	-

Money Market Funds	15,705,965	15,705,965	-	-
Total Investments in Securities:	251,645,047	15,705,965	235,939,082	-
Financial Statements (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2026 (Unaudited)
Assets
Investments in securities, at value - unaffiliated issuers	$235,939,082
Investments in securities, at value - affiliated issuers	15,705,965
Cash	100,000
Receivable for fund shares sold	1,009,466
Interest receivable	2,129,133
Distributions receivable from affiliated funds	38,653
Receivable from investment adviser for expense reductions	23,363
Other receivables	48
Total assets	254,945,710
Liabilities
Payable for investments purchased	458,038
Payable for investments purchased, delayed delivery	10,069,072
Distributions payable	686,251
Accrued management fee	58,621
Total liabilities	11,271,982
Net Assets	$243,673,728
Net assets consist of:
Paid in capital	243,247,886
Total accumulated earnings (loss)	425,842
Net Assets	$243,673,728

Net Asset Value and Maximum Offering
Net Asset Value, offering price and redemption price per share ($243,673,728/4,852,750 shares)	$50.21

Other Information
Unaffiliated issuers, cost	236,280,420
Affiliated issuers, cost	15,705,965
Statement of Operations

Six months ended July 31, 2026 (Unaudited)

Investment Income
Dividends - affiliated issuers	$205,549
Interest	3,535,688
Total investment income	3,741,237
Expenses
Management fee	288,210
Independent trustees' fees and expenses	188
Miscellaneous	17,978
Total expenses	306,376
Expense reimbursements and reductions	(18,785)
Total expenses after reductions	287,591
Net investment income (loss)	3,453,646
Net realized gain (loss)
Investments - unaffiliated issuers	228,865
Net realized gain (loss)	228,865
Change in net unrealized appreciation (depreciation)
Investments - unaffiliated issuers	(4,395,829)
Total change in net unrealized appreciation (depreciation)	(4,395,829)
Net gain (loss)	(4,166,964)
Net increase (decrease) in net assets resulting from operations	$(713,318)

Statement of Changes in Net Assets
	Six months ended July 31, 2026 (Unaudited)	Year ended January 31, 2026
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,453,646	$3,723,605
Net realized gain (loss)	228,865	311,845
Change in net unrealized appreciation (depreciation)	(4,395,829)	3,301,319
Net increase (decrease) in net assets resulting from operations	(713,318)	7,336,769
Distributions to shareholders
Distributions to shareholders	(3,278,105)	(3,784,215)
Total distributions	(3,278,105)	(3,784,215)
Net increase (decrease) in net assets resulting from share transactions	92,859,331	83,013,827
Total increase (decrease) in net assets	88,867,908	86,566,381
Net Assets
Beginning of period	154,805,820	68,239,439
End of period	$243,673,728	$154,805,820
Financial Highlights
Fidelity® Municipal Bond Opportunities ETF

	Six months ended July 31, 2026 (Unaudited)	Years ended January 31, 2026 A	2025 A	2024 A, B
Selected Per Share Data
Net asset value, beginning of period	$51.04	$49.98	$50.47	$49.10
Income from Investment Operations
Net investment income (loss) C, D	.91	1.84	1.82	1.68
Net realized and unrealized gain (loss)	(.90)	.99	(.51)	1.34 E
Total from investment operations	.01	2.83	1.31	3.02
Distributions
Distributions from net investment income	(.84)	(1.66)	(1.74)	(1.63)
Distributions from net realized gain	-	(.11)	(.06)	(.02)
Total distributions	(.84)	(1.77)	(1.80)	(1.64) F
Net asset value, end of period	$50.21	$51.04	$49.98	$50.47
Total Return G, H, I	.02%	5.79%	2.64%	6.28% E
Ratios and Supplemental Data D, J, K
Ratio of expenses to average net assets before reductions	.32% L	.39%	.63%	1.04% L, M
Ratio of expenses to average net assets net of fee waivers, if any	.30% L	.33%	.37%	.37% L, M
Ratio of expenses to average net assets net of all reductions, if any	.30% L	.32%	.37%	.36% L, M
Ratio of net investment income (loss) to average net assets	3.58% L	3.69%	3.62%	3.58% L, M
Net assets, end of period	$243,673,728	$154,805,820	$42,207,338	$32,501,908
Portfolio turnover rate N	16% L	39%	21%	25% L

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on April 4, 2025. All financial information prior to the reorganization is that of the Fidelity Municipal Core Plus Bond Fund.

BFor the period February 16, 2023 (commencement of operations) through January 31, 2024.
CCalculated based on average shares outstanding during the period.
DNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

EAmount includes a reimbursement from the investment adviser for an operational error which amounted to less than $0.01 per share. Excluding this reimbursement, the total return would have been 6.25%.
FTotal distributions per share do not sum due to rounding.
GBased on net asset value.
HTotal returns for periods of less than one year are not annualized.
ITotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
JFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.
KExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

LAnnualized.
MAudit fees are not annualized.
NAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
Notes to Financial Statements
 (Unaudited)
For the period ended July 31, 2026

  1. Organization.
Fidelity® Municipal Bond Opportunities ETF (the Fund) is an exchange-traded fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective April 4, 2025, Fidelity Municipal Core Plus Bond Fund (Predecessor Fund) reorganized into the newly created Fidelity Municipal Bond Opportunities ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through April 4, 2025 (see Prior Fiscal Year Reorganization Information note). Prior to the reorganization on March 14, 2025, Class A, Class M, Class C, Class I and Class Z were converted to Fidelity Municipal Core Plus Bond Fund shares in the Predecessor Fund.

  2. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities  may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For any foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities  are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of period end is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes and for processing shareholder transactions, the investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period and prior business day, respectively. The NAV per share for processing shareholder transactions is calculated as of the close of business of the Exchange listed below, normally 4:00p.m. Eastern time.

Exchange
Fidelity® Municipal Bond Opportunities ETF	NASDAQ/NMS Global Market

Gains and losses on securities sold are determined on the basis of identified cost.

Dividend income for domestic securities is recorded on the ex-dividend date. Certain dividends from any foreign securities where the ex-dividend date may have passed are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

Income and capital gain distributions from any underlying mutual funds or exchange-traded funds (ETFs) are recorded on the ex-dividend date.

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund.

Fidelity® Municipal Bond Opportunities ETF purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences may result in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to: market discount and losses deferred due to excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

	Tax Cost ($)	Gross unrealized appreciation ($)	Gross unrealized depreciation ($)	Net unrealized appreciation (depreciation) ($)
Fidelity® Municipal Bond Opportunities ETF	251,572,434	1,971,028	(1,898,415)	72,613

The Fund elected to defer to the next fiscal year capital losses recognized during the period November 1, 2025 to January 31, 2026, and/or ordinary losses recognized during the period January 1, 2026 to January 31, 2026. Loss deferrals were as follows:

	Capital losses ($)	Ordinary losses ($)
Fidelity ® Municipal Bond Opportunities ETF	22,767	-

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

  3. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity® Municipal Bond Opportunities ETF	106,226,824	14,375,729

  4. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provides the Fund with investment management related services.

For these services, the Fund pays a monthly management fee to the investment adviser.

The management fee is based on an annual management fee rate of the Fund's average net assets as presented in the table below.

Annual Management Fee Rate (%)
Fidelity® Municipal Bond Opportunities ETF	0.30

Under the management contract, the investment adviser pays all other operating expenses, except fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity® Municipal Bond Opportunities ETF	2,207,780	5,382,664	91,449

  5. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit.

The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.

  6. Expense Reductions.
During the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses and/or a portion of class-level operating expenses as presented in the table below.

Reimbursement /Waiver ($)
Fidelity® Municipal Bond Opportunities ETF	18,698

Through arrangements with the custodian, credits realized as a result of certain uninvested cash balances were used to reduce expenses. All of the applicable credits are presented in the table below.

Custodian Credits ($)
Fidelity® Municipal Bond Opportunities ETF	87

  7. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026

Fidelity® Municipal Bond Opportunities ETF
Fidelity® Municipal Bond Opportunities ETF	3,278,105	3,784,215
Total	3,278,105	3,784,215

  8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.

To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Funds of all or a portion of the applicable deposit securities. In these circumstances, the Authorized Participant provides collateral to the custodian, on behalf of the Funds, in an amount up to 115% of the daily mark-to-market value of the deposit securities not yet received.

	Shares	Shares	Dollars	Dollars
	Six months ended	Year ended	Six months ended ($)	Year ended ($)
	July 31, 2026	January 31, 2026	July 31, 2026	January 31, 2026

Fidelity® Municipal Bond Opportunities ETF
Shares sold	1,820,000	2,236,079	92,859,331	111,401,242
Reinvestment of distributions	-	5,545	-	276,531
Shares redeemed	-	(575,241)	-	(28,663,946)
Net increase (decrease)	1,820,000	1,666,383	92,859,331	83,013,827

  9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

  10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

  11. Prior Fiscal Year Reorganization Information.
On April 4, 2025 the Fidelity Municipal Core Plus Bond Fund (Predecessor Fund) reorganized into a newly created Fidelity Municipal Bond Opportunities ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The securities held by the Predecessor Fund were the primary assets acquired by the ETF. The Predecessor Fund was the accounting survivor after the reorganization.  As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes.  The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments $	Unrealized appreciation (depreciation) $	Net Assets $	Shares Exchanged	Shares Exchanged Ratio
Fidelity Municipal Core Plus Bond Fund	54,253,726	581,884	54,834,116	5,384,506	.2036740000

Legal Acquiring ETF	Net Assets $	Total net assets after the acquisition $
Fidelity Municipal Bond Opportunities ETF	50	54.834,166

Pro forma results of operations of the combined entity for the entire period ended January 31, 2026, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$3,739,975
Total net realized gain (loss)	311,845
Total change in net unrealized appreciation (depreciation)	3,301,319
Net increase (decrease) in net assets resulting from operations	$7,353,139

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since April 4, 2025.

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9917213.101
MCP-SANN-0926

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Merrimack Street Trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	September 22, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	September 22, 2026